UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE, 30 2010

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    MC CULLOUGH & ASSOCIATES LLC
Address: 101 CALIFORNIA ST., SUITE 3260
         SAN FRANCISCO, CA 94111



13F File Number: 728-03629

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    LEON A. WIATRAK
Title:   MANAGER______
Phone:   415-956-8700
Signature, Place, and Date of Signing:

LEON A. WIATRAK, SAN FRANCISCO CA.       05/14/2010__


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      28
Form 13F Information Table Value Total:        $89,456


List of Other Included Managers:

No.   13F File Number        Name

                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

AT&T INC                       COM              00206R102     4927   203680 SH       SOLE                   203680        0        0
AMERICAN ELECTRIC POWER CO INC COM              025537101     2748    85090 SH       SOLE                    85090        0        0
CAPSTEAD MORTGAGE CORP         COM              14067E506     4099   370630 SH       SOLE                   370630        0        0
CONOCOPHILLIPS                 COM              20825C104     3908    79605 SH       SOLE                    79605        0        0
CONSOLIDATED EDISON INC        COM              209115104     3635    84350 SH       SOLE                    84350        0        0
DUPONT DE NEMOUR               COM              263534109     4749   137300 SH       SOLE                   137300        0        0
ENCANA CORP                    COM              292505104     4111   135505 SH       SOLE                   135505        0        0
EXXON MOBIL CORP               COM              30231G102     1775    31105 SH       SOLE                    31105        0        0
FRANKLIN RESOURCES INC         COM              354613101      690     8000 SH       SOLE                     8000        0        0
FREEPORT MCMORAN               COM              35671D857     2544    43020 SH       SOLE                    43020        0        0
GENERAL ELECTRIC CO            COM              369604103     4669   323780 SH       SOLE                   323780        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     3848    29313 SH       SOLE                    29313        0        0
HEWLETT PACKARD CORP           COM              428236103     3543    81860 SH       SOLE                    81860        0        0
JOHNSON & JOHNSON              COM              478160104     4736    80190 SH       SOLE                    80190        0        0
MICROSOFT CORP                 COM              594918104      221     9600 SH       SOLE                     9600        0        0
NATURAL RESOURCES PARTNERS LP  COM              63900P103     1037    43850 SH       SOLE                    43850        0        0
PENGROWTH ENERGY TRUST         COM              706902509      229    25000 SH       SOLE                    25000        0        0
PENN WEST ENERGY TRUST         COM              707885109     4564   239940 SH       SOLE                   239940        0        0
PEPSICO INC                    COM              713448108     4364    71600 SH       SOLE                    71600        0        0
PERMIAN BASIN ROYALTY          COM              714236106     4378   239375 SH       SOLE                   239375        0        0
PFIZER INC                     COM              717081103      463    32475 SH       SOLE                    32475        0        0
PITNEY BOWES INC.              COM              724479100      478    21785 SH       SOLE                    21785        0        0
UNITED PARCEL SERVICE INC.     COM              911312106     3259    57285 SH       SOLE                    57285        0        0
VISA INC.                      COM              92826C839     3420    48335 SH       SOLE                    48335        0        0
WELLS FARGO & CO (NEW)         COM              949746101     4389   171450 SH       SOLE                   171450        0        0
WINDSTREAM CORP                COM              97381W104     4928   466650 SH       SOLE                   466650        0        0
NORDIC AMERICAN TANKER         COM              G65773106     4604   163910 SH       SOLE                   163910        0        0
DIANA SHIPPING, INC.           COM              Y2066G104     3140   278845 SH       SOLE                   278845        0        0